OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Jun. 30, 2024
OTHER RECEIVABLES, NET
Schedule of other receivables, net

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Party	RMB	RMB	US Dollars
Business advances to officers and staffs (A)	¥854,162	¥1,373,300	$188,972
Deposits for projects	1,247,992	1,056,316	145,354
VAT recoverable	690,053	583,413	80,280
Others	1,392,126	1,139,397	156,787
Allowance for credit losses	(1,994,960)	(800,374)	(110,135)
Subtotal	2,189,373	3,352,052	461,258
Less: Long term portion (B)	(3,640)	—	—
Other receivable - current portion	¥2,185,733	¥3,352,052	$461,258
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Schedule of movement of allowance for credit losses

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Beginning balance	¥619,444	¥1,994,960	$274,516
Charge to (reversal of) allowance	1,375,516	(1,194,586)	(164,381)
Ending balance	¥1,994,960	¥800,374	$110,135